March 13, 2009	Mark C. Amorosi D 202.778.9351 F 202.778.9100 mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 63 to the Registration
Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 63 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The Trust is filing the Post-Effective Amendment to include information regarding twelve (12) newly organized series of the Trust. The Post-Effective Amendment supersedes Post-Effective Amendment No. 62 to the Trust’s Registration Statement. The Part C contained in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 62 to the Trust’s Registration Statement, which was filed with the SEC on February 20, 2009.

The Post-Effective Amendment is scheduled to become effective on May 27, 2009. We would appreciate receiving any comments by April 27, 2009. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

U.S. Securities and Exchange Commission

March 13, 2009

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Life Insurance Company

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

K&L Gates LLP